Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000129136
Shareholder Report [Line Items]
Fund Name	KraneShares CSI China Internet ETF
Class Name	KraneShares CSI China Internet ETF
Trading Symbol	KWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kweb/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$39	0.70%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
AssetsNet	$ 9,846,076,040
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 24,484,500
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,846,076,040	28	$24,484,500	22%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Financials	2.5%
Real Estate	3.5%
Consumer Staples	7.1%
Industrials	7.5%
Communication Services	39.2%
Consumer Discretionary	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	11.4%
Tencent Holdings	10.7%
PDD Holdings ADR	7.5%
JD.com, Cl A	5.2%
Baidu, Cl A	5.1%
Meituan, Cl B	4.7%
JD Health International	4.7%
Kuaishou Technology, Cl B	4.7%
Kanzhun ADR	4.2%
Tencent Music Entertainment Group ADR	4.1%

Updated Prospectus Web Address	https://kraneshares.com/kweb/
C000129571
Shareholder Report [Line Items]
Fund Name	KraneShares Bosera MSCI China A 50 Connect Index ETF
Class Name	KraneShares Bosera MSCI China A 50 Connect Index ETF
Trading Symbol	KBA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kba/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$32	0.56%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.56%
AssetsNet	$ 256,449,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 524,925
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$256,449,000	82	$524,925	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.9%
Communication Services	1.3%
Energy	2.6%
Utilities	3.7%
Consumer Discretionary	6.1%
Rights	6.6%
Consumer Staples	9.1%
Materials	10.4%
Industrials	14.8%
Information Technology	21.6%
Financials	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	8.1%
Zijin Mining Group, Cl A	7.5%
Foxconn Industrial Internet, Cl A	6.8%
Kweichow Moutai, Cl A	4.7%
Cambricon Technologies, Cl A	4.3%
BYD, Cl A	4.1%
Jiangsu Hengrui Pharmaceuticals, Cl A	4.0%
Luxshare Precision Industry, Cl A	3.9%
Zhongji Innolight, Cl A	3.8%
China Merchants Bank, Cl A	3.4%

Updated Prospectus Web Address	https://kraneshares.com/kba/
C000180685
Shareholder Report [Line Items]
Fund Name	KraneShares MSCI One Belt One Road Index ETF
Class Name	KraneShares MSCI One Belt One Road Index ETF
Trading Symbol	OBOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/obor/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 3,824,381
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 13,777
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,824,381	111	$13,777	17%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.1%
Kazakhstan	1.3%
Malaysia	1.7%
Turkey	1.7%
Poland	2.5%
Israel	3.2%
Thailand	4.2%
India	4.6%
Indonesia	5.8%
Singapore	9.3%
Kuwait	9.7%
South Africa	13.3%
China	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kuwait Finance House	9.4%
Oversea-Chinese Banking	6.4%
Valterra Platinum	6.2%
Impala Platinum Holdings	4.7%
China Yangtze Power, Cl A	4.3%
PTT NVDR	4.2%
Amman Mineral Internasional	2.7%
KGHM Polska Miedz	2.5%
Northam Platinum Holdings	2.4%
ICL Group	2.0%

Updated Prospectus Web Address	https://kraneshares.com/obor/
C000176655
Shareholder Report [Line Items]
Fund Name	KraneShares Emerging Markets Consumer Technology Index ETF
Class Name	KraneShares Emerging Markets Consumer Technology Index ETF
Trading Symbol	KEMQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kemq/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$31	0.50%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.50%
AssetsNet	$ 34,357,842
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 59,019
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,357,842	53	$59,019	32%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Indonesia	0.6%
Uruguay	0.7%
Greece	0.7%
Australia	0.8%
Japan	2.2%
India	2.9%
Singapore	3.0%
Brazil	3.1%
South Africa	5.7%
Taiwan	13.0%
South Korea	18.6%
China	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	4.1%
SK Hynix	3.9%
Naspers, Cl N	3.5%
JD.com, Cl A	3.5%
Taiwan Semiconductor Manufacturing	3.5%
NetEase	3.4%
Tencent Holdings	3.4%
PDD Holdings ADR	3.4%
Meituan, Cl B	3.4%
Nanya Technology	3.1%

Updated Prospectus Web Address	https://kraneshares.com/kemq/
C000157444
Shareholder Report [Line Items]
Fund Name	KraneShares MSCI China Clean Technology Index ETF
Class Name	KraneShares MSCI China Clean Technology Index ETF
Trading Symbol	KGRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kgrn/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
AssetsNet	$ 66,702,949
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 216,479
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,702,949	49	$216,479	15%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Utilities	16.8%
Information Technology	19.0%
Industrials	22.8%
Consumer Discretionary	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
XPeng, Cl A	9.2%
Contemporary Amperex Technology, Cl A	8.3%
Li Auto, Cl A	8.3%
BYD, Cl H	6.8%
NIO, Cl A	6.4%
GDS Holdings, Cl A	4.6%
Kingdee International Software Group	4.4%
Zhejiang Leapmotor Technology	4.1%
China Yangtze Power, Cl A	3.9%
CGN Power, Cl H	3.2%

Updated Prospectus Web Address	https://kraneshares.com/kgrn/
C000198139
Shareholder Report [Line Items]
Fund Name	KraneShares Electric Vehicles and Future Mobility Index ETF
Class Name	KraneShares Electric Vehicles and Future Mobility Index ETF
Trading Symbol	KARS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kars/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$43	0.70%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.70%
AssetsNet	$ 79,716,055
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 228,533
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,716,055	58	$228,533	36%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Sweden	0.5%
Indonesia	0.7%
Belgium	1.5%
Chile	1.8%
Germany	1.9%
Japan	4.4%
Australia	7.0%
South Korea	7.7%
United States	14.3%
China	59.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	5.1%
Tesla	4.7%
XPeng, Cl A	3.9%
Li Auto, Cl A	3.7%
Panasonic Holdings	3.6%
BYD, Cl A	3.5%
Xiaomi, Cl B	3.5%
Eve Energy, Cl A	3.4%
Geely Automobile Holdings	3.3%
NIO, Cl A	3.1%

Updated Prospectus Web Address	https://kraneshares.com/kars/
C000195635
Shareholder Report [Line Items]
Fund Name	KraneShares MSCI All China Health Care Index ETF
Class Name	KraneShares MSCI All China Health Care Index ETF
Trading Symbol	KURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kure/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$38	0.65%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%
AssetsNet	$ 110,997,710
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 305,524
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$110,997,710	55	$305,524	48%

Holdings [Text Block]

 Industry WeightingsFootnote Reference*

Value	Value
Health Care Providers & Services	5.9%
Health Care Equipment & Supplies	10.4%
Life Sciences Tools & Services	17.7%
Biotechnology	31.0%
Pharmaceuticals	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BeiGene Medicines	9.1%
Jiangsu Hengrui Pharmaceuticals, Cl A	7.6%
Wuxi Biologics Cayman	7.3%
Innovent Biologics	7.3%
Sino Biopharmaceutical	4.6%
Shenzhen Mindray Bio-Medical Electronics, Cl A	4.5%
WuXi AppTec, Cl A	4.5%
Akeso	3.8%
3SBio	3.2%
CSPC Pharmaceutical Group	2.9%

Updated Prospectus Web Address	https://kraneshares.com/kure/
C000195632
Shareholder Report [Line Items]
Fund Name	KraneShares Asia Pacific High Income USD Bond ETF
Class Name	KraneShares Asia Pacific High Income USD Bond ETF
Trading Symbol	KHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/khyb/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 24,486,144
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 82,154
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,486,144	82	$82,154	127%

Holdings [Text Block]

 Maturity WeightingsFootnote Reference*Footnote Reference^

Value	Value
Perpetual MaturityFootnote Reference(A)	23.9%
Greater than 10 Years	0.8%
5 to 10 Years	13.6%
3 to 5 Years	12.6%
1 to 3 Years	35.0%
Less than 1 Year	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.
Footnote(A)	Perpetual security with no stated maturity date.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GLP China Holdings	2.950%	03/29/26	2.4%
Standard Chartered PLC, H15T5Y + 3.135%	4.300%	—Footnote Reference(A)	2.3%
Greentown China Holdings	8.450%	02/24/28	2.1%
Nomura Holdings, H15T5Y + 3.084%	7.000%	—Footnote Reference(A)	2.1%
Mong Duong Finance Holdings BV	5.125%	05/07/29	2.1%
Pingan Real Estate Capital	3.450%	07/29/26	2.0%
Piramal Finance	7.800%	01/29/28	1.9%
Wynn Macau	5.625%	08/26/28	1.8%
Vedanta Resources Finance II PLC	9.125%	10/15/32	1.8%
Health & Happiness H&H International Holdings	9.125%	07/24/28	1.7%
Footnote	Description
Footnote(A)	Perpetual security with no stated maturity date.

Updated Prospectus Web Address	https://kraneshares.com/khyb/
C000210156
Shareholder Report [Line Items]
Fund Name	KraneShares MSCI Emerging Markets ex China Index ETF
Class Name	KraneShares MSCI Emerging Markets ex China Index ETF
Trading Symbol	KEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kemx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 65,615,059
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 72,364
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,615,059	284	$72,364	10%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.6%
Qatar	1.1%
Thailand	1.5%
United Arab Emirates	1.8%
Poland	1.9%
Indonesia	2.0%
Malaysia	2.1%
Mexico	3.9%
South Africa	4.7%
Brazil	6.6%
South Korea	17.7%
India	22.8%
Taiwan	28.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	15.0%
Samsung Electronics	4.6%
SK Hynix	2.4%
Naspers, Cl N	1.6%
Reliance Industries	1.5%
ICICI Bank	1.4%
HDFC Bank	1.4%
Hon Hai Precision Industry	1.3%
MediaTek	1.2%
Infosys ADR	1.2%

Updated Prospectus Web Address	https://kraneshares.com/kemx/
C000214065
Shareholder Report [Line Items]
Fund Name	KraneShares Global Carbon Strategy ETF
Class Name	KraneShares Global Carbon Strategy ETF
Trading Symbol	KRBN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/krbn/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 164,209,672
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 630,849
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$164,209,672	10	$630,849	24%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	54.1%
Collateral and Currency Management:
Short-Term Investment, GVMXX	3.7%
Index-Linked Note	22.5%
Exchange-Traded FundFootnote Reference**	68.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 9/30/2025

Value	Value
CCA 2025 Future	41.7%
REG 2025 Future	9.5%
CCA 2026 Future	10.4%
EUA 2025 Future	16.1%
EUA 2026 Future	7.7%
UKA 2025 Future	5.9%
WSH 2025 Future	8.7%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address	https://kraneshares.com/krbn/
C000222186
Shareholder Report [Line Items]
Fund Name	KraneShares Value Line<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 137, 197); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index ETF
Trading Symbol	KVLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kvle/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 31,723,561
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 67,284
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$31,723,561	84	$67,284	57%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Materials	1.6%
Real Estate	2.2%
Utilities	3.7%
Energy	5.4%
Communication Services	6.4%
Consumer Staples	8.6%
Health Care	8.9%
Consumer Discretionary	9.2%
Financials	11.5%
Industrials	12.5%
Information Technology	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	8.5%
NVIDIA	8.3%
Broadcom	3.0%
JPMorgan Chase	2.4%
International Business Machines	2.2%
Johnson & Johnson	2.2%
Palantir Technologies, Cl A	2.0%
Home Depot	2.0%
Goldman Sachs Group	2.0%
Cisco Systems	1.9%

Updated Prospectus Web Address	https://kraneshares.com/kvle/
C000223083
Shareholder Report [Line Items]
Fund Name	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Class Name	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Trading Symbol	KMLM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kmlm/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 183,454,028
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 845,970
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$183,454,028	26	$845,970	0%

Holdings [Text Block]

 Commodity ExposureFootnote Reference*Footnote Reference^

Commodity Exposures as of 9/30/2025	Identifier	Position	% NAV
GOLD 100 OZ FUTR DEC25	GCZ5	Long	7.39%
NY HARB ULSD FUT DEC25	HOZ5	Long	6.95%
GASOLINE RBOB FUT DEC25	XBZ5	Long	6.78%
NATURAL GAS FUTR DEC25	NGZ25	Short	6.75%
CORN FUTURE DEC25	C Z5	Short	6.72%
SUGAR #11 (WORLD) MAR26	SBH6	Short	6.63%
LIVE CATTLE FUTR DEC25	LCZ5	Long	6.60%
WHEAT FUTURE(CBT) DEC25	W Z5	Short	6.47%
WTI CRUDE FUTURE DEC25	CLZ5	Short	5.40%
COPPER FUTURE DEC25	HGZ5	Short	5.16%
SOYBEAN FUTURE NOV25	S X5	Short	0.30%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Gold - Futures ContractFootnote Reference(1)	0.9%
Wheat - Futures ContractFootnote Reference(1)	0.8%
Live Cattle - Futures ContractFootnote Reference(1)	0.5%
Corn - Futures ContractFootnote Reference(1)	0.3%
Japanese 10-Year Bond - Futures ContractFootnote Reference(1)	0.2%
Japanese Yen - Futures ContractFootnote Reference(1)	0.1%
NY Harbor ULSD - Futures ContractFootnote Reference(1)	0.1%
WTI Crude Oil - Futures ContractFootnote Reference(1)	0.0%
Euro FX - Futures ContractFootnote Reference(1)	0.0%
Canadian 10-Year Bond - Futures ContractFootnote Reference(1)	0.0%
Footnote	Description
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kraneshares.com/kmlm/
C000220718
Shareholder Report [Line Items]
Fund Name	KraneShares SSE STAR Market 50 Index ETF
Class Name	KraneShares SSE STAR Market 50 Index ETF
Trading Symbol	KSTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kstr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$54	0.89%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.89%
AssetsNet	$ 56,741,487
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 148,437
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,741,487	50	$148,437	39%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.6%
Industrials	2.3%
Materials	2.9%
Consumer Discretionary	5.1%
Health Care	12.2%
Information Technology	76.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cambricon Technologies, Cl A	11.8%
Montage Technology, Cl A	9.9%
Advanced Micro-Fabrication Equipment China, Cl A	5.3%
Shanghai United Imaging Healthcare, Cl A	4.4%
Beijing Kingsoft Office Software, Cl A	4.3%
Verisilicon Microelectronics Shanghai, Cl A	3.8%
Beijing Roborock Technology, Cl A	2.6%
Shenzhen Transsion Holdings, Cl A	2.5%
National Silicon Industry Group, Cl A	2.5%
Hwatsing Technology, Cl A	2.4%

Updated Prospectus Web Address	https://kraneshares.com/kstr/
C000223017
Shareholder Report [Line Items]
Fund Name	KraneShares Hang Seng TECH Index ETF
Class Name	KraneShares Hang Seng TECH Index ETF
Trading Symbol	KTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/ktec/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
AssetsNet	$ 63,112,224
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 156,283
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,112,224	29	$156,283	49%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*Footnote Reference^

Value	Value
Consumer Staples	2.9%
Information Technology	20.0%
Communication Services	28.2%
Consumer Discretionary	43.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	10.2%
Tencent Holdings	8.3%
NetEase	8.2%
Meituan, Cl B	8.0%
Xiaomi, Cl B	7.5%
Kuaishou Technology, Cl B	4.8%
BYD, Cl H	4.8%
JD.com, Cl A	4.5%
Baidu, Cl A	4.2%
Trip.com Group	4.1%

Updated Prospectus Web Address	https://kraneshares.com/ktec/
C000229248
Shareholder Report [Line Items]
Fund Name	KraneShares European Carbon Allowance Strategy ETF
Class Name	KraneShares European Carbon Allowance Strategy ETF
Trading Symbol	KEUA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares European Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/keua/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/keua/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares European Carbon Allowance Strategy ETF	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
AssetsNet	$ 6,978,574
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 26,628
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,978,574	3	$26,628	13%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	83.0%
Collateral and Currency Management:
Short-Term Investment, GVMXX	8.6%
Exchange-Traded FundFootnote Reference**	60.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 9/30/2025

Value	Value
European Union	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address	https://kraneshares.com/keua/
C000229247
Shareholder Report [Line Items]
Fund Name	KraneShares California Carbon Allowance Strategy ETF
Class Name	KraneShares California Carbon Allowance Strategy ETF
Trading Symbol	KCCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kcca/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 141,998,534
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 431,146
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,998,534	3	$431,146	9%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	108.6%
Collateral and Currency Management:
Short-Term Investment, GVMXX	3.0%
Exchange-Traded FundFootnote Reference**	77.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 9/30/2025

Value	Value
California	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address	https://kraneshares.com/kcca/
C000240471
Shareholder Report [Line Items]
Fund Name	KraneShares KWEB Covered Call Strategy ETF
Class Name	KraneShares KWEB Covered Call Strategy ETF
Trading Symbol	KLIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares KWEB Covered Call Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/klip/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares KWEB Covered Call Strategy ETF	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 119,541,723
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 124,312
InvestmentCompanyPortfolioTurnover	365.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,541,723	14	$124,312	365%

Holdings [Text Block]

(KWEB) Industry WeightingsFootnote Reference*

Value	Value
Insurance	0.9%
Media	1.1%
Consumer Finance	1.7%
Diversified Consumer Services	2.4%
Ground Transportation	3.4%
Real Estate Management & Development	3.5%
Hotels, Restaurants & Leisure	4.7%
Internet & Catalog Retail	5.8%
Consumer Staples Distribution & Retail	7.1%
Entertainment	11.6%
Broadline Retail	27.1%
Interactive Media & Services	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	106.2%
Written Option - KWEB US, $40.74, 10/17/25Footnote Reference(1)	0.0%
Written Option - KWEB US, $40.94, 10/17/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $37.53, 10/03/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $41.68, 10/31/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $41.44, 10/24/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $38.22, 10/03/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $38.26, 10/10/25Footnote Reference(1)	-0.2%
Written Option - KWEB US, $41.72, 10/24/25Footnote Reference(1)	-0.6%
Written Option - KWEB US, $41.07, 10/31/25Footnote Reference(1)	-1.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Web Address	https://kraneshares.com/klip/
C000244621
Shareholder Report [Line Items]
Fund Name	KraneShares Global Luxury Index ETF
Class Name	KraneShares Global Luxury Index ETF
Trading Symbol	KLXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Global Luxury Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/klxy/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/klxy/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Luxury Index ETF	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,935,340
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 7,901
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,935,340	23	$7,901	18%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
United Kingdom	2.3%
Denmark	3.5%
Japan	7.2%
Switzerland	7.7%
Italy	10.8%
United States	29.5%
France	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
LVMH Moet Hennessy Louis Vuitton	9.9%
L'Oreal	8.0%
Cie Financiere Richemont, Cl A	7.7%
Kering	6.6%
EssilorLuxottica	6.2%
Tapestry	6.2%
Ralph Lauren, Cl A	4.6%
Estee Lauder, Cl A	4.5%
Hermes International	4.4%
Ferrari	4.1%

Updated Prospectus Web Address	https://kraneshares.com/klxy/
C000249202
Shareholder Report [Line Items]
Fund Name	KraneShares Hedgeye Hedged Equity Index ETF
Class Name	KraneShares Hedgeye Hedged Equity Index ETF
Trading Symbol	KSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kspy/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 35,394,434
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 72,472
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,394,434	4	$72,472	13%

Holdings [Text Block]

S&P 500 Top ConstituentsFootnote Reference*

Value	Value
EXXON MOBIL CORP	0.8%
NETFLIX INC	0.9%
VISA INC-CLASS A SHARES	1.0%
ELI LILLY & CO	1.1%
JPMORGAN CHASE & CO	1.5%
BERKSHIRE HATHAWAY INC-CL B	1.6%
ALPHABET INC-CL C	2.0%
TELSA INC	2.2%
ALPHABET INC-CL A	2.5%
BROADCOM INC	2.7%
META PLATFORMS INC-CLASS A	2.8%
AMAZON.COM INC	3.7%
APPLE INC	6.6%
MICROSOFT CORP	6.7%
NVIDIA CORP	8.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of SPY (SPDR S&P 500 ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SPDR S&P 500 ETF Trust	100.5%
Purchased Option - S&P 500 Index, $6,610.00, 10/17/25Footnote Reference(1)	0.7%
Written Option - S&P 500 Index, $6,555.00, 10/17/25Footnote Reference(1)	-0.5%
Written Option - SPDR S&P 500 ETF Trust, $667.38, 10/17/25Footnote Reference(1)	-1.1%
Footnote	Description
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kraneshares.com/kspy/
C000250789
Shareholder Report [Line Items]
Fund Name	KraneShares Artificial Intelligence and Technology ETF
Class Name	KraneShares Artificial Intelligence and Technology ETF
Trading Symbol	AGIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/agix/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$62	1.00%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.00%
AssetsNet	$ 89,719,569
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 196,090
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$89,719,569	51	$196,090	23%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Industrials	1.1%
Health Care	2.4%
Consumer Discretionary	8.9%
Communication Services	12.8%
Information Technology	74.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.0%
Meta Platforms, Cl A	5.0%
Alphabet, Cl A	3.8%
Amazon.com	3.7%
NVIDIA	3.7%
Nebius Group, Cl A	3.5%
Anthropic	3.3%
Tesla	3.1%
AppLovin, Cl A	2.8%
ServiceNow	2.7%

Updated Prospectus Web Address	https://kraneshares.com/agix/
C000251229
Shareholder Report [Line Items]
Fund Name	KraneShares Sustainable Ultra Short Duration Index ETF
Class Name	KraneShares Sustainable Ultra Short Duration Index ETF
Trading Symbol	KCSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kcsh/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 227,091,064
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 189,019
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,091,064	155	$189,019	0%

Holdings [Text Block]

 Maturity WeightingsFootnote Reference*Footnote Reference^

Value	Value
Over 1 Year	1.0%
9-12 Months	10.7%
6-9 Months	32.0%
3-6 Months	40.7%
0-3 Months	14.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of America	4.450%	03/03/26	2.8%
Manufacturers & Traders Trust	4.650%	01/27/26	1.8%
ASB Bank	5.346%	06/15/26	1.6%
Citibank	5.438%	04/30/26	1.4%
HSBC Holdings	4.300%	03/08/26	1.4%
Prudential Financial	1.500%	03/10/26	1.4%
Toronto-Dominion Bank	1.200%	06/03/26	1.4%
Dell International	6.020%	06/15/26	1.3%
Realty Income	4.875%	06/01/26	1.3%
Microsoft	3.125%	11/03/25	1.3%

Updated Prospectus Web Address	https://kraneshares.com/kcsh/
C000249978
Shareholder Report [Line Items]
Fund Name	KraneShares China Alpha Index ETF
Class Name	KraneShares China Alpha Index ETF
Trading Symbol	KCAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares China Alpha Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kcai/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$47	0.79%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.79%
AssetsNet	$ 11,245,064
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 42,239
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,245,064	40	$42,239	62%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	10.5%
Industrials	13.2%
Information Technology	20.5%
Materials	21.0%
Financials	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Luxshare Precision Industry, Cl A	4.2%
Zijin Mining Group, Cl A	3.6%
Foxconn Industrial Internet, Cl A	3.5%
Seres Group, Cl A	3.4%
Fuyao Glass Industry Group, Cl A	3.3%
Zangge Mining, Cl A	3.2%
Aluminum Corp of China, Cl A	3.1%
Zhejiang Juhua, Cl A	3.0%
Ningxia Baofeng Energy Group, Cl A	3.0%
Zhongji Innolight, Cl A	3.0%

Updated Prospectus Web Address	https://kraneshares.com/kcai/
C000254137
Shareholder Report [Line Items]
Fund Name	KraneShares Man Buyout Beta Index ETF
Class Name	KraneShares Man Buyout Beta Index ETF
Trading Symbol	BUYO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Man Buyout Beta Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/buyo/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/buyo/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Man Buyout Beta Index ETF	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
AssetsNet	$ 12,054,107
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 48,737
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,054,107	313	$48,737	35%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.9%
Energy	3.1%
Consumer Staples	4.7%
Communication Services	5.5%
Materials	6.5%
Financials	9.3%
Health Care	11.6%
Consumer Discretionary	13.8%
Industrials	20.3%
Information Technology	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Encompass Health	1.5%
News	1.4%
Wayfair, Cl A	1.3%
Nutanix, Cl A	1.3%
Elastic	1.2%
Pentair	1.1%
Pegasystems	1.0%
Ciena	1.0%
Jabil	1.0%
Frontdoor	1.0%

Updated Prospectus Web Address	https://kraneshares.com/buyo/
C000206147
Shareholder Report [Line Items]
Fund Name	KraneShares Global Humanoid and Embodied Intelligence Index ETF
Class Name	KraneShares Global Humanoid and Embodied Intelligence Index ETF
Trading Symbol	KOID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares Global Humanoid and Embodied Intelligence Index ETF (the "Fund") for the period from June 5, 2025 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/koid/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/koid/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Global Humanoid and Embodied Intelligence Index ETF	$25	0.68%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.68%
AssetsNet	$ 74,303,840
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 69,124
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,303,840	50	$69,124	23%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Materials	5.9%
Consumer Discretionary	19.9%
Information Technology	36.0%
Industrials	38.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UBTech Robotics	2.2%
Zhejiang Sanhua Intelligent Controls, Cl A	2.1%
XPeng, Cl A	2.1%
Nidec	2.0%
China Northern Rare Earth Group High-Tech, Cl A	2.0%
Shanghai Moons' Electric, Cl A	2.0%
Moog, Cl A	2.0%
NVIDIA	2.0%
RoboSense Technology	2.0%
Amphenol, Cl A	2.0%

Updated Prospectus Web Address	https://kraneshares.com/koid/